Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 133,439	$ 192,460
Term deposits	172,212	119,753
Insurance receivables	166,605	112,975
Investments	438,087	253,722
Investments in associates	11,583	13,062
Reinsurance share of outstanding claims	187,485	176,212
Reinsurance share of unearned premiums	50,077	33,917
Deferred excess of loss premiums	17,095	15,173
Deferred policy acquisition costs	55,172	41,713
Other assets	9,562	7,754
Investment properties	20,012	25,712
Property, premises and equipment	13,168	12,735
Intangible assets	4,710	3,886
TOTAL ASSETS	1,279,207	1,009,074
LIABILITIES
Gross outstanding claims	492,255	413,053
Gross unearned premiums	277,268	206,214
Insurance payables	83,461	53,544
Other liabilities	20,491	14,863
Deferred tax liabilities	55	347
Unearned commissions	11,038	8,910
TOTAL LIABILITIES	884,568	696,931
EQUITY
Issued share capital		143,376
Common shares at par value	486
Additional paid in capital		2,773
Share premium	157,677
Warrants	9,210
Treasury shares		(20,103)
Foreign currency translation reserve	(349)	(333)
Fair value reserve	18,160	4,274
Retained earnings	209,455	182,156
TOTAL EQUITY	394,639	312,143
TOTAL LIABILITIES AND EQUITY	$ 1,279,207	$ 1,009,074